Financial risk management and fair value estimates (Details 2) - Operations Center in Argentina [Member]	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Gearing ratio	74.84%	49.57%
Debt ratio	32.86%	44.42%